SUBSEQUENT EVENTS (Details)				0 Months Ended		0 Months Ended
	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Apr. 16, 2015 Subsequent Event [Member] ILS	Apr. 16, 2015 Subsequent Event [Member] Convertible debt [Member] USD ($)	Apr. 16, 2015 Subsequent Event [Member] Convertible debt [Member] Minimum [Member] USD ($)	Apr. 16, 2015 Subsequent Event [Member] IPO [Member] USD ($)
Subsequent Event [Line Items]
Amount of increase in authorized capital			200,000
Amount of authorized capital			450,000
Ordinary shares, shares authorized	16,333,333	16,333,333	30,000,000
Ordinary shares, par value per share	0.015	0.015	0.015
Proceeds from shares issued under initial public offering						13,000,000
Convertible amount of debt				$ 300,000
Conversion price					$ 1.00
Percentage of conversion price				15.00%
Number of trading days				7 days